OTHER COMMITMENTS AND CONTINGENCIES (Details)	0 Months Ended	12 Months Ended	96 Months Ended
	Dec. 31, 2011 USD ($) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2011 USD ($) tax_lease	Dec. 31, 2010 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,703,196,000		$ 1,703,196,000	$ 1,616,814,000
Tax lease benefits:
Number of tax leases	1	6
Gross amount received from tax lease benefit (in GBP)		41,000,000
Number of tax leases terminated			5
Number of tax leases, accrue benefits over term of lease			2
Other commitment to pay third party	$ 1,000,000		$ 1,000,000